Schedule of Investments PIMCO High Yield Municipal Bond Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 7.6%
AM Bidco Operations LLC
TBD% - 8.500% due 10/21/2027 «µ(h)	$26,927	$20,673
Arizona Industrial Development Authority
TBD% - 6.750% due 07/28/2027 «	20,000	19,866
Atlanta Urban Residential Finance Authority
TBD% - 5.750% due 03/12/2028 «µ	27,000	26,968
California Housing Finance Agency
7.250% due 07/25/2026 «	6,514	6,498
California Municipal Finance Authority
TBD% due 01/01/2030 «µ	52,891	52,891
TBD% due 01/01/2045 «µ(h)	8,618	8,618
TBD% due 01/01/2045 «µ	35,250	35,250
TBD% - 6.250% due 12/01/2026 «µ	24,000	23,814
TBD% - 6.250% due 02/18/2027 «µ	11,745	11,713
TBD% - 6.550% due 01/01/2030 «µ	23,500	23,500
4.020% due 11/01/2041 «(h)	11,898	10,438
California Public Finance Authority Multifamily Housing
3.910% due 11/01/2042 «(h)	18,924	16,362
California Statewide Communities Development Authority
4.000% due 07/01/2038 «(h)	1,221	1,146
4.170% due 06/01/2041 «(h)	7,897	7,056
City of Salinas
4.020% due 09/01/2033 «(h)	6,468	6,157
Housing Authority of the City of North Charleston
4.120% due 12/01/2042 «(h)	12,940	11,331
Housing Authority of the City of Sacramento
3.990% due 10/01/2041 «(h)	20,137	17,614
Housing Authority of the County of Dekalb
7.000% due 12/19/2026 «	17,330	17,268
Jacksonville Housing Authority
5.000% due 10/01/2042 «(h)	17,695	17,025
Ohio Housing Finance Agency
TBD% - 6.500% due 03/01/2028 «µ	21,000	20,997
Oklahoma Housing Finance Agency
TBD% - 7.000% due 11/27/2027 «µ	31,000	30,762
South Dakota Housing Development Authority
TBD% - 7.500% due 09/01/2026 «µ	32,000	31,978
Utah Housing Corp.
7.500% due 11/11/2026 «	30,000	29,892
West Sacramento Redevelopment Successor Agency
4.310% due 09/01/2035 «	8,564	8,091
Wyandotte County-Kansas City Unified Government
TBD% - 6.750% due 03/01/2027 «µ	32,500	32,300

Total Loan Participations and Assignments (Cost $491,416)		488,208

CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.0%
VM Fund I LLC
8.625% due 02/28/2031 «	2,664	2,695

		2,695

INDUSTRIALS 0.1%
Wild Rivers Water Park
8.500% due 11/01/2051	7,500	6,065

Total Corporate Bonds & Notes (Cost $9,981)		8,760

MUNICIPAL BONDS & NOTES 86.6%
ALABAMA 5.0%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016
5.750% due 06/01/2045	800	800
Baldwin County, Alabama Industrial Development Authority Revenue Bonds, Series 2025
4.625% due 06/01/2055	6,000	6,126
5.000% due 06/01/2055	21,000	21,837
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
4.000% due 06/01/2051	5,785	5,915
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 10/01/2054	13,600	14,679

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	22,300	23,790
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2025
5.000% due 12/01/2055	20,150	21,477
Black Belt Energy Gas District, Alabama Revenue Notes, Series 2025
5.000% due 10/01/2035	19,150	19,329
Black Belt Energy Gas District, Alabama Revenue Notes, Series 2026
5.000% due 07/01/2033	1,710	1,792
5.000% due 01/01/2034	55,140	57,844
5.000% due 11/01/2036	22,500	23,687
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023
5.750% due 04/01/2054	3,600	3,960
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024
5.250% due 07/01/2054	14,000	15,083
Hoover Industrial Development Board, Alabama Revenue Bonds, Series 2019
5.750% due 10/01/2049	1,500	1,547
Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024
5.000% due 06/01/2054	19,560	19,674
Montgomery Medical Clinic Board, Alabama Revenue Bonds, Series 2016
5.000% due 03/01/2027 ^(c)	4,030	322
5.000% due 03/01/2029 ^(c)	4,570	366
Southeast Alabama Gas Supply District Revenue Bonds, Series 2024
5.000% due 06/01/2049	12,500	13,187
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021
4.000% due 12/01/2051	6,015	6,117
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	29,400	30,701
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 01/01/2056	25,250	25,786
5.250% due 11/01/2055	5,000	5,415
Southeast Energy Authority A Cooperative District, Alabama Revenue Notes, Series 2025
5.000% due 11/01/2035	1,200	1,277

		320,711

ALASKA 0.3%
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022
5.250% due 11/01/2062	8,795	9,103
Northern Tobacco Securitization Corp., Alaska Revenue Bonds, Series 2021
0.000% due 06/01/2066 (e)	110,400	12,856

		21,959

ARIZONA 1.3%
Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(c)	4,030	4
Arizona Industrial Development Authority Revenue Bonds, Series 2021
4.000% due 12/15/2051	700	545
Arizona Industrial Development Authority Revenue Bonds, Series 2025
0.000% due 01/01/2059 (f)	7,083	3,545
5.125% due 01/01/2059	33,317	28,349
6.750% due 12/01/2055	3,750	3,880
Arizona Industrial Development Authority Revenue Bonds, Series 2026
5.250% due 07/01/2046	750	754
5.500% due 07/01/2056	1,000	989
Estrella Mountain Ranch Community Facilities District, Arizona Special Assessment Bonds, Series 2025
5.050% due 07/01/2040	415	422
5.800% due 07/01/2049	900	913
Industrial Development Authority of the City of Phoenix Arizona Revenue Bonds, Series 2014
2.600% due 11/15/2052	13,200	13,200
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	1,953
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020
5.000% due 07/01/2049 ^	3,500	2,800
Phoenix Civic Improvement Corp. Arizona Revenue Bonds, Series 2023
5.000% due 07/01/2042	6,000	6,607
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2025
5.250% due 01/01/2055	20,000	21,496

		85,457

ARKANSAS 1.2%
Arkansas Development Finance Authority Revenue Bonds, Series 2023
7.500% due 07/01/2048	17,500	19,627
Arkansas Development Finance Authority Revenue Bonds, Series 2026
4.250% due 09/01/2046	42,500	43,209
4.875% due 07/01/2056	5,000	5,234
7.375% due 07/01/2056	10,000	10,430

		78,500

CALIFORNIA 5.6%
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.500% due 10/01/2054	4,740	5,176
California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 01/01/2055	15,920	16,392

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

5.000% due 11/01/2055	7,295	7,501
California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2055	38,390	39,493
5.000% due 01/01/2056	9,730	10,041
California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2056	22,300	10,975
California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	2,900	2,239
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (e)	10,120	1,765
California Health Facilities Financing Authority Revenue Bonds, Series 2024
5.250% due 12/01/2041	2,750	2,983
California Housing Finance Agency Revenue Bonds, (HUD Insured), Series 2024
5.970% due 11/01/2053	15,500	15,577
California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	26,000	25,992
6.000% due 03/01/2053	33,650	34,047
7.000% due 03/01/2053	9,100	9,076
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2035 (e)	1,250	773
4.125% due 01/01/2035	405	391
5.000% due 01/01/2055	960	853
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
0.000% due 01/01/2061 (e)	42,345	3,872
4.000% due 05/01/2051	5,000	4,746
5.000% due 01/01/2056	2,200	1,942
California Municipal Finance Authority Revenue Bonds, Series 2016
5.000% due 11/01/2046	1,000	990
California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 12/31/2043	4,500	4,570
California Municipal Finance Authority Revenue Bonds, Series 2020
5.000% due 07/01/2052	1,070	991
California Municipal Finance Authority Revenue Bonds, Series 2021
5.000% due 12/01/2036	175	183
California Municipal Finance Authority Revenue Bonds, Series 2024
6.000% due 01/01/2039	9,000	9,439
California Municipal Finance Authority Revenue Bonds, Series 2025
5.375% due 01/01/2055	4,000	4,054
5.500% due 01/01/2060	2,850	2,899
California Municipal Finance Authority Revenue Notes, Series 2025
5.000% due 01/01/2033	1,385	1,454
5.000% due 01/01/2034	1,455	1,529
5.000% due 01/01/2035	750	788
California Pollution Control Financing Authority Revenue Bonds, Series 2019
7.500% due 12/01/2039 ^(c)	5,883	0
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031 ^(c)	750	450
5.000% due 06/01/2046	1,265	1,235
5.000% due 06/01/2046 ^(c)	1,325	795
5.000% due 06/01/2051 ^(c)	1,000	600
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	1,900	1,900
California Statewide Communities Development Authority Revenue Bonds, Series 2019
4.250% due 11/01/2059	7,460	6,569
California Statewide Communities Development Authority Revenue Bonds, Series 2026
6.250% due 09/02/2061	3,500	3,623
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	2,800	2,854
Central Valley Energy Authority, California Revenue Notes, Series 2026
5.000% due 08/01/2034	7,600	8,152
CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	6,185	5,669
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.400% due 10/01/2046	1,985	1,644
4.000% due 02/01/2057	1,000	777
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
0.000% due 09/01/2062 (f)	23,500	16,535
5.000% due 09/01/2037	2,800	2,861
Firebaugh, California Revenue Bonds, Series 2019
4.000% due 08/01/2039	1,210	1,098
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (e)	219,515	22,752
3.714% due 06/01/2041	7,550	5,844
3.850% due 06/01/2050	2,130	1,956
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2051	5,100	5,118
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2045	6,000	5,967
5.000% due 07/01/2061	3,000	2,762
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,500	1,857
Rio Hondo Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2047 (e)	4,500	1,638
River Islands Public Financing Authority, California Special Tax Bonds, Series 2025
5.000% due 09/01/2050	5,000	5,010

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2047	5,900	6,003
Sacramento, California Special Tax Bonds, Series 2021
4.000% due 09/01/2050	1,000	892
Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007
0.000% due 06/01/2036 (e)	4,415	2,547
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (e)	100,745	16,864
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (e)	24,635	4,540

		359,243

COLORADO 3.3%
Aerotropolis Regional Transportation Authority, Colorado Revenue Bonds, Series 2024
5.500% due 12/01/2044	8,500	8,770
5.750% due 12/01/2054	18,750	19,084
Aurora Highlands Community Authority Board, Colorado Revenue Bonds, Series 2021
5.750% due 12/01/2051	6,000	5,949
Baseline Metropolitan District No 1, Colorado General Obligation Bonds, Series 2024
6.750% due 12/15/2054	1,500	1,518
Board of Governors of Colorado State University System Certificates of Participation Bonds, Series 2024
5.000% due 11/01/2043	1,300	1,429
5.000% due 11/01/2044	1,300	1,416
Canyons Metropolitan District No 5, Colorado General Obligation Bonds, Series 2024
6.500% due 12/15/2054	2,000	2,014
Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2018
5.250% due 12/01/2048	4,050	4,053
Colorado Crossing Metropolitan District No 2, General Obligation Bonds, Series 2020
5.000% due 12/01/2047	6,300	6,297
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2043	8,935	8,710
4.000% due 08/01/2049	5,960	5,359
5.000% due 08/01/2044	7,000	7,167
Colorado Health Facilities Authority Revenue Bonds, Series 2025
5.125% due 12/01/2050	5,000	5,093
5.250% due 05/15/2048	1,500	1,546
Colorado Housing and Finance Authority Revenue Notes, Series 2024
6.000% due 06/01/2028	12,300	12,377
Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021
0.000% due 12/01/2051 (f)	4,955	4,221
Colorado School of Mines Revenue Bonds, Series 2024
5.000% due 12/01/2054	3,500	3,647
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2021
4.000% due 03/15/2046	10,515	10,094
Colorado State Certificates of Participation Bonds, Series 2024
5.000% due 11/01/2049	3,865	4,072
Crowfoot Valley Ranch Metropolitan District No 2, Colorado General Obligation Bonds, Series 2024
6.125% due 12/15/2054	2,000	1,985
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.875% due 12/01/2052	41,364	42,817
Elbert County, Colorado Independence Water & Sanitation District Revenue Notes, Series 2024
5.125% due 12/01/2033	2,354	2,450
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022
7.250% due 12/01/2052	2,913	2,929
Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	3,000	3,002
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	1,440	1,500
Rampart Range Metropolitan District No 5, Colorado Revenue Bonds, Series 2021
4.000% due 12/01/2036	1,000	966
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	4,650	4,562
Sterling Ranch Community Authority Board, Colorado Revenue Bonds, Series 2024
5.750% due 12/01/2054	1,750	1,780
6.125% due 12/01/2039	550	577
6.500% due 12/01/2054	1,250	1,305
Sterling Ranch Community Authority Board, Colorado Special Assessment Bonds, Series 2024
5.625% due 12/01/2043	1,652	1,728
Transport Metropolitan District No 3, Colorado General Obligation Bonds, Series 2021
5.000% due 12/01/2051	2,000	1,529
Vail Home Partners Corp. Colorado Revenue Bonds, Series 2025
6.000% due 10/01/2064	6,250	6,541
Velocity Metropolitan District No 5, Colorado General Obligation Bonds, Series 2020
0.000% due 12/01/2050 (f)	11,100	10,026
Village Metropolitan District, Colorado General Obligation Bonds, Series 2020
5.000% due 12/01/2049	1,200	1,186
Willow Bend Metropolitan District, Colorado General Obligation Bonds, Series 2019
5.000% due 12/01/2039	4,555	4,578
5.000% due 12/01/2049	6,375	6,281

		208,558

CONNECTICUT 0.2%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2016
2.750% due 07/01/2042	10,870	10,870

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

DISTRICT OF COLUMBIA 0.6%
District of Columbia General Obligation Bonds, Series 2021
4.000% due 02/01/2046	4,660	4,499
District of Columbia Income Tax Revenue Bonds, Series 2025
5.250% due 06/01/2050	18,770	20,205
District of Columbia Revenue Bonds, Series 2017
5.000% due 07/01/2052	1,000	947
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2021
4.000% due 10/01/2051	5,000	4,547
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2025
5.250% due 07/15/2055	9,870	10,473

		40,671

FLORIDA 5.8%
Alachua County, Florida Housing Finance Authority Revenue Bonds, Series 2025
6.300% due 07/01/2055	3,250	3,435
Angeline Community Development District, Florida Special Assessment Bonds, Series 2025
5.750% due 05/01/2056	1,340	1,359
Antillia Community Development District, Florida Special Assessment Bonds, Series 2024
5.875% due 05/01/2054	675	693
Ave Maria Stewardship Community District, Florida Special Assessment Bonds, Series 2025
5.600% due 05/01/2056	1,655	1,665
Avenir Community Development District, Florida Special Assessment Bonds, Series 2021
3.200% due 05/01/2041	4,510	3,874
Avenir Community Development District, Florida Special Assessment Bonds, Series 2023
5.375% due 05/01/2043	6,250	6,627
5.625% due 05/01/2054	8,675	8,950
Avenir Community Development District, Florida Special Assessment Notes, Series 2023
4.500% due 05/01/2030	1,515	1,536
Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2024
5.000% due 05/01/2044	1,370	1,412
5.250% due 05/01/2055	1,995	2,007
Babcock Ranch Community Independent Special District, Florida Special Assessment Notes, Series 2022
4.250% due 05/01/2032	1,500	1,514
Bella Collina Community Development District, Florida Special Assessment Bonds, Series 2024
5.300% due 05/01/2055	915	925
Berry Bay II Community Development District, Florida Special Assessment Bonds, Series 2024
5.450% due 05/01/2054	1,000	991
Buckhead Trails II Community Development District, Florida Special Assessment Bonds, Series 2026
5.800% due 05/01/2056	1,000	1,015
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018
5.000% due 07/01/2033 ^(c)	1,500	363
5.000% due 07/01/2043 ^(c)	950	36
5.250% due 07/01/2048 ^(c)	900	34
7.500% due 07/01/2053 ^(c)	1,000	38
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020
0.000% due 01/01/2060 (e)	22,070	2,108
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2021
5.000% due 01/01/2056	5,200	4,524
Capital Trust Authority, Florida Revenue Bonds, Series 2023
6.250% due 06/15/2053	4,250	4,345
Capital Trust Authority, Florida Revenue Bonds, Series 2025
5.000% due 07/01/2045	1,250	1,255
5.250% due 07/01/2055	500	495
5.375% due 07/01/2065	4,250	4,182
Center Lake Ranch West Community Development District, Florida Special Assessment Bonds, Series 2025
5.300% due 05/01/2045	600	618
5.600% due 05/01/2055	750	759
Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021
4.000% due 10/01/2051	5,000	4,167
Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2025
5.875% due 10/01/2045	1,750	1,847
6.125% due 10/01/2055	6,550	6,821
Connerton East Community Development District, Florida Special Assessment Bonds, Series 2025
5.500% due 06/15/2055	1,000	1,012
Crosswinds East Community Development District, Florida Special Assessment Bonds, Series 2024
5.750% due 05/01/2054	1,250	1,278
Edgewater West Community Development District, Florida Special Assessment Bonds, Series 2024
5.250% due 05/01/2044	500	508
5.500% due 05/01/2054	3,030	3,038
Firethorn Community Development District, Florida Special Assessment Bonds, Series 2025
5.300% due 05/01/2045	865	885
5.600% due 05/01/2055	1,095	1,102
Florida Atlantic University Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2054	4,500	4,610
Florida Department of Transportation Turnpike System State Revenue Bonds, Series 2024
4.000% due 07/01/2051	4,000	3,805
4.000% due 07/01/2054	12,500	11,754
Florida Development Finance Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 07/01/2044	9,800	9,713
5.250% due 07/01/2047	8,500	8,477
5.250% due 07/01/2053	33,600	33,313

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Florida Development Finance Corp. Revenue Bonds, Series 2017
6.125% due 06/15/2047	5,300	5,307
Florida Development Finance Corp. Revenue Bonds, Series 2024
5.250% due 08/01/2049	5,250	5,468
Florida Higher Educational Facilities Financing Authority Revenue Bonds, Series 2025
6.250% due 07/01/2055	19,300	19,702
Florida Local Government Finance Commission Revenue Bonds, Series 2025
6.750% due 11/15/2055	2,165	2,316
6.875% due 11/15/2064	6,335	6,781
Gas Worx Community Development District, Florida Special Assessment Bonds, Series 2025
6.000% due 05/01/2057	2,400	2,475
GIR East Community Development District, Florida Special Assessment Bonds, Series 2025
5.500% due 05/01/2055	1,750	1,735
Golden Gem Community Development District, Florida Special Assessment Bonds, Series 2024
5.700% due 05/01/2044	1,995	2,067
6.000% due 05/01/2055	4,000	4,084
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2017
5.000% due 10/01/2052	3,625	3,639
Groves at Lake Marion Community Development District, Florida Special Assessment Bonds, Series 2026
5.300% due 12/15/2046	700	712
5.600% due 12/15/2055	700	709
Hamilton Bluff Community Development District, Florida Special Assessment Bonds, Series 2024
5.500% due 05/01/2044	1,000	1,035
Hammock Oaks Community Development District, Florida Special Assessment Bonds, Series 2024
5.850% due 05/01/2044	780	815
6.150% due 05/01/2054	885	907
Hammock Oaks Community Development District, Florida Special Assessment Bonds, Series 2025
5.550% due 05/01/2045	1,000	1,035
5.750% due 05/01/2055	1,000	1,013
Hernando County, Florida Revenue Bonds, Series 2022
5.250% due 06/01/2052	3,600	3,768
Hickory Tree Community Development District, Florida Special Assessment Bonds, Series 2024
5.450% due 05/01/2055	750	757
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2018
6.000% due 04/01/2038 ^(c)	397	5
Hyde Park Community Development District No 1, Florida Special Assessment Bonds, Series 2026
5.650% due 05/01/2046	915	937
6.000% due 05/01/2055	865	889
Hyde Park Community Development District No 1, Florida Special Assessment Notes, Series 2024
5.250% due 05/01/2034	1,550	1,586
Ibis Landing Community Development District, Florida Special Assessment Bonds, Series 2025
5.875% due 06/15/2055	800	830
Lakes of Sarasota Community Development District 2, Florida Special Assessment Bonds, Series 2025
5.500% due 05/01/2045	400	413
5.700% due 05/01/2055	765	772
Lakes of Sarasota Community Development District, Florida Special Assessment Bonds, Series 2024
5.600% due 05/01/2055	685	687
Lakes of Sarasota Community Development District, Florida Special Assessment Notes, Series 2024
5.250% due 05/01/2034	1,810	1,871
Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2024
5.500% due 05/01/2055	725	743
Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2025
5.900% due 05/01/2055	1,000	1,054
6.000% due 05/01/2056	7,230	7,660
Lee County, Florida Airport Revenue Bonds, Series 2024
5.250% due 10/01/2044	4,500	4,854
LTC Ranch West Residential Community Development District, Florida Special Assessment Bonds, Series 2024
5.375% due 05/01/2044	475	484
5.650% due 05/01/2054	1,130	1,133
5.750% due 05/01/2044	825	858
6.050% due 05/01/2054	985	1,005
LTC Ranch West Residential Community Development District, Florida Special Assessment Notes, Series 2024
4.875% due 05/01/2031	270	274
Magnolia Island Community Development District, Florida Special Assessment Bonds, Series 2025
5.750% due 05/01/2055	995	1,006
Martin County, Florida Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2046	13,000	12,189
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2019
5.000% due 10/01/2049	4,275	4,306
Miami-Dade County, Florida Aviation Revenue Notes, Series 2024
5.000% due 10/01/2034	7,350	8,170
Miami-Dade County, Florida Housing Finance Authority Revenue Bonds, (FNMA Insured), Series 2025
4.880% due 03/01/2046	3,100	3,210
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2022
5.000% due 07/01/2051	7,000	7,264
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2049	6,785	6,234
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2024
4.125% due 10/01/2050	2,075	1,964
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2021
4.000% due 10/01/2050	10,000	8,883
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014
5.000% due 05/01/2029	1,145	1,146
New Port Corners Community Development District, Florida Special Assessment Bonds, Series 2025
5.500% due 06/15/2055	1,000	1,006

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Newfield Community Development District, Florida Special Assessment Bonds, Series 2025
5.900% due 05/01/2056	2,920	3,006
Newport Isles Community Development District, Florida Special Assessment Bonds, Series 2024
5.200% due 05/01/2054	2,535	2,506
Normandy Community Development District, Florida Special Assessment Bonds, Series 2024
5.550% due 05/01/2054	1,720	1,684
North AR-1 Pasco Community Development District, Florida Special Assessment Bonds, Series 2024
5.750% due 05/01/2044	630	660
6.000% due 05/01/2054	1,010	1,039
Northlake Stewardship District, Florida Special Assessment Bonds, Series 2026
5.750% due 05/01/2056	1,000	1,007
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2053	4,915	5,021
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2024
5.000% due 08/01/2054	2,110	2,119
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 08/01/2047	1,240	1,266
Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2031 (e)	1,330	1,086
Parrish Lakes Community Development District, Florida Special Assessment Bonds, Series 2024
5.500% due 05/01/2044	585	606
5.800% due 05/01/2054	1,550	1,572
Pasadena Ridge Community Development District, Florida Special Assessment Bonds, Series 2024
5.050% due 05/01/2044	1,000	1,020
5.375% due 05/01/2055	1,275	1,274
Pasadena Ridge Community Development District, Florida Special Assessment Bonds, Series 2025
5.700% due 05/01/2055	2,465	2,477
PBR Community Development District, Florida Special Assessment Bonds, Series 2026
5.000% due 03/01/2048	1,250	1,266
5.125% due 03/01/2056	650	650
Pioneer Ranch Community Development District, Florida Special Assessment Bonds, Series 2024
5.300% due 05/01/2055	955	948
Polk County, Florida Industrial Development Authority Revenue Bonds, Series 2020
5.875% due 01/01/2033 ^(c)	9,040	1,808
Pompano Beach, Florida Revenue Bonds, Series 2020
4.000% due 09/01/2050	8,750	7,553
Reflection Bay Community Development District, Florida Special Assessment Bonds, Series 2025
5.875% due 05/01/2055	1,200	1,231
Rivers Edge III Community Development District, Florida Special Assessment Bonds, Series 2025
6.000% due 05/01/2056	1,000	1,036
Rookery Community Development District, Florida Special Assessment Bonds, Series 2024
5.350% due 05/01/2055	1,500	1,484
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020
4.000% due 08/01/2055	6,500	5,514
Sunrise Community Development District, Florida Special Assessment Bonds, Series 2025
5.875% due 05/01/2055	3,100	3,093
Sunstone Community Development District, Florida Special Assessment Bonds, Series 2026
5.800% due 05/01/2056	1,000	1,005
Tampa, Florida Revenue Bonds, Series 2016
4.000% due 11/15/2046	4,710	4,473
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2042 (e)	1,000	460
0.000% due 09/01/2045 (e)	1,000	387
Tampa-Hillsborough County, Florida Expressway Authority Revenue Bonds, Series 2017
4.000% due 07/01/2042	4,800	4,803
Tradition Community Development District No 9, Florida Special Assessment Bonds, Series 2025
5.400% due 05/01/2045	710	731
5.650% due 05/01/2056	880	891
Two Rivers West Community Development District, Florida Special Assessment Bonds, Series 2024
5.875% due 05/01/2054	1,000	1,024
V-Dana Community Development District, Florida Special Assessment Bonds, Series 2025
5.375% due 05/01/2045	865	892
5.550% due 05/01/2055	1,200	1,212
Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2024
4.550% due 05/01/2044	985	987
Wellness Ridge Community Development District, Florida Special Assessment Bonds, Series 2026
5.300% due 06/15/2046	500	515
5.625% due 06/15/2056	875	891
Westside Haines City Community Development District, Florida Special Assessment Bonds, Series 2024
5.750% due 05/01/2044	1,190	1,248
6.000% due 05/01/2054	1,590	1,639
Westview South Community Development District, Florida Special Assessment Bonds, Series 2025
6.200% due 05/01/2055	3,000	3,136
Willow Creek II Community Development District, Florida Special Assessment Bonds, Series 2026
5.625% due 05/01/2056 (b)	575	578

		368,646

GEORGIA 1.9%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
7.000% due 01/01/2040 ^(c)	1,600	720
Atlanta Development Authority, Georgia Revenue Bonds, Series 2024
0.000% due 12/15/2048 (f)	8,850	8,176
Atlanta Development Authority, Georgia Tax Allocation Notes, Series 2024
5.000% due 04/01/2034	1,950	2,006

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Augusta Development Authority, Georgia Revenue Bonds, Series 2023
5.125% due 04/01/2053	6,500	6,697
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
4.125% due 11/01/2045	6,000	5,875
Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023
5.750% due 04/01/2053	7,500	8,087
Gainesville & Hall County, Georgia Development Authority Revenue Bonds, Series 2017
5.000% due 03/01/2047 ^(c)	1,500	525
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 05/01/2055	2,900	3,095
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2025
5.000% due 12/01/2055	28,900	30,749
Municipal Electric Authority of Georgia Revenue Bonds, (BAM Insured), Series 2019
5.000% due 01/01/2049	3,790	3,843
Municipal Electric Authority of Georgia Revenue Bonds, (BAM Insured), Series 2024
5.250% due 01/01/2041	1,150	1,277
5.250% due 01/01/2044	1,100	1,204
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2049	14,240	14,312
5.000% due 01/01/2056	10,000	10,042
5.000% due 01/01/2059	7,600	7,631
Municipal Electric Authority of Georgia Revenue Bonds, Series 2021
4.000% due 01/01/2051	1,000	914
5.000% due 01/01/2056	1,100	1,109
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022
4.500% due 07/01/2063	5,000	4,855
Municipal Electric Authority of Georgia Revenue Bonds, Series 2023
5.250% due 07/01/2064	7,000	7,223
Municipal Electric Authority of Georgia Revenue Bonds, Series 2024
5.000% due 01/01/2042	1,200	1,299
5.000% due 01/01/2043	1,050	1,132

		120,771

GUAM 0.0%
Guam Department of Education Certificates of Participation Bonds, Series 2020
5.000% due 02/01/2040	1,500	1,513

HAWAII 0.2%
Hawaii Department of Budget & Finance State Revenue Bonds, Series 2017
4.000% due 03/01/2037	6,520	6,476
Hawaii Department of Budget & Finance State Revenue Bonds, Series 2019
3.200% due 07/01/2039	3,725	3,301
3.500% due 10/01/2049	2,000	1,682

		11,459

IDAHO 0.4%
Idaho Health Facilities Authority Revenue Bonds, Series 2025
5.250% due 03/01/2053	4,800	5,033
Nez Perce County, Idaho Certificates of Participation Bonds, Series 2022
5.000% due 03/01/2052	2,750	2,820
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021
3.750% due 09/01/2051	15,551	15,237

		23,090

ILLINOIS 3.1%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018
5.000% due 12/01/2046	5,405	5,128
Chicago Board of Education, Illinois General Obligation Bonds, Series 2021
5.000% due 12/01/2040	6,995	6,974
Chicago Board of Education, Illinois General Obligation Bonds, Series 2023
5.000% due 12/01/2034	5,000	5,137
5.875% due 12/01/2047	3,575	3,668
Chicago Board of Education, Illinois General Obligation Bonds, Series 2025
5.000% due 12/01/2040	7,200	7,178
5.500% due 12/01/2045	10,135	10,349
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2044	3,000	2,946
5.000% due 01/01/2048	9,000	9,172
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2022
5.250% due 01/01/2056	1,000	1,031
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2036	1,000	1,106
5.000% due 01/01/2037	2,500	2,722
5.000% due 01/01/2038	2,250	2,458
5.250% due 01/01/2040	1,500	1,650
5.250% due 01/01/2042	2,450	2,641
5.250% due 01/01/2043	2,625	2,819
Chicago, Illinois General Obligation Bonds, Series 2023
5.500% due 01/01/2039	8,200	8,577
Exceptional Children Have Opportunities, Illinois General Obligation Debt Certificate Bonds, Series 2020
4.000% due 12/01/2036	680	684

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Gilberts Special Service Area No 25, Illinois Special Tax Bonds, Series 2018
6.000% due 03/01/2048	7,739	7,739
Illinois Finance Authority Revenue Bonds, Series 2010
4.800% due 12/01/2043	7,100	7,360
Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036	2,500	2,517
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037 ^(c)	2,426	73
5.125% due 02/15/2045 ^(c)	2,675	80
5.250% due 05/15/2054	6,705	5,889
5.500% due 05/15/2054	11,100	10,115
Illinois Finance Authority Revenue Bonds, Series 2020
4.000% due 08/15/2041	3,375	3,246
Illinois Finance Authority Revenue Bonds, Series 2021
4.000% due 05/01/2040	2,830	2,724
Illinois Finance Authority Revenue Bonds, Series 2022
3.050% due 08/15/2057	5,100	5,100
Illinois Finance Authority Revenue Bonds, Series 2026
6.500% due 03/01/2055	8,853	8,337
Illinois Sales Tax State Revenue Bonds, Series 2016
3.000% due 06/15/2033	2,785	2,657
Illinois State General Obligation Bonds, Series 2016
3.500% due 06/01/2029	2,000	2,000
Illinois State General Obligation Bonds, Series 2017
5.000% due 12/01/2038	1,000	1,020
Illinois State General Obligation Bonds, Series 2020
4.125% due 10/01/2036	2,000	2,014
Illinois State General Obligation Bonds, Series 2021
5.000% due 03/01/2036	2,250	2,392
Illinois State General Obligation Bonds, Series 2023
5.000% due 12/01/2046	17,500	18,036
Illinois State General Obligation Bonds, Series 2024
5.000% due 05/01/2039	5,000	5,408
5.250% due 05/01/2044	4,000	4,269
Illinois State General Obligation Bonds, Series 2025
5.000% due 09/01/2042	9,100	9,689
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2020
4.000% due 06/15/2050	19,500	17,393
Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2048	8,500	7,722
Southwestern Illinois Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,120	811

		200,831

INDIANA 1.5%
Evansville, Indiana Revenue Bonds, Series 2017
5.450% due 01/01/2038	7,975	7,695
Goshen, Indiana Revenue Bonds, Series 2021
5.000% due 08/01/2041	4,055	3,624
Indiana Finance Authority Revenue Bonds, Series 2012
4.250% due 11/01/2030	10,440	10,782
Indiana Finance Authority Revenue Bonds, Series 2019
7.000% due 03/01/2039 ^(c)	27,720	3
Indiana Finance Authority Revenue Bonds, Series 2024
5.000% due 07/01/2054	1,000	997
5.250% due 07/01/2064	1,500	1,512
Indiana Finance Authority Revenue Bonds, Series 2025
5.000% due 10/01/2057	7,000	7,835
Indiana Finance Authority Revenue Notes, Series 2021
1.400% due 08/01/2029	1,000	923
Indiana Housing & Community Development Authority Revenue Bonds, Series 2016
5.750% due 01/01/2036	1,600	1,600
6.250% due 07/01/2056	9,660	9,427
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
6.000% due 02/01/2048	7,000	7,778
6.000% due 03/01/2053	12,985	13,581
Indianapolis, Indiana Revenue Bonds, Series 2016
6.250% due 07/01/2056	9,660	9,458
Mishawaka, Indiana Revenue Bonds, Series 2017
5.375% due 01/01/2038	5,590	5,538
Valparaiso, Indiana Revenue Bonds, Series 2021
5.375% due 12/01/2041	8,550	8,057
Valparaiso, Indiana Revenue Bonds, Series 2025
6.250% due 10/01/2050	1,750	1,749
Whiting, Indiana Revenue Bonds, Series 2016
4.400% due 03/01/2046	5,000	5,190

		95,749

IOWA 0.4%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2012
4.750% due 08/01/2042	6,200	6,202
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	2,850	3,060
5.000% due 12/01/2050	6,680	7,560

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Iowa Finance Authority Revenue Bonds, Series 2022
8.000% due 01/01/2042	9,500	8,076
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021
0.000% due 06/01/2065 (e)	25,200	3,801

		28,699

KANSAS 0.1%
Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^(c)	3,143	283
Manhattan, Kansas Revenue Bonds, Series 2025
5.500% due 06/01/2055	1,000	1,023
5.500% due 06/01/2060	2,000	2,033
Wyandotte County-Kansas City Unified Government, Kansas Revenue Bonds, Series 2018
4.500% due 06/01/2040	615	616

		3,955

KENTUCKY 0.3%
Kenton County, Kentucky Airport Board Revenue Bonds, Series 2024
5.250% due 01/01/2044	2,000	2,141
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016
6.000% due 11/15/2036	2,350	1,865
6.250% due 11/15/2046	1,150	821
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021
4.750% due 07/01/2040	3,750	3,547
5.125% due 07/01/2055	4,660	4,004
Kentucky Public Energy Authority Revenue Bonds, Series 2024
5.000% due 01/01/2055	5,700	6,030

		18,408

LOUISIANA 0.7%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045	7,000	6,865
Louisiana Public Facilities Authority Revenue Bonds, (AGM Insured), Series 2025
5.250% due 07/01/2050	2,000	2,116
Louisiana Stadium and Exposition District Revenue Bonds, Series 2023
5.000% due 07/01/2042	2,565	2,758
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2024
5.000% due 01/01/2039	8,000	8,550
5.250% due 01/01/2044	22,000	23,450

		43,739

MAINE 0.0%
Finance Authority of Maine Revenue Bonds, Series 2024
4.625% due 12/01/2047	3,000	3,137

MARYLAND 0.2%
Maryland Economic Development Corp. Revenue Bonds, Series 2025
5.000% due 07/01/2048	11,500	12,436
Maryland Economic Development Corp. Tax Allocation Bonds, Series 2020
4.000% due 09/01/2040	2,000	1,862

		14,298

MASSACHUSETTS 2.0%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	3,580	3,582
4.000% due 05/01/2041	9,305	9,306
Commonwealth of Massachusetts General Obligation Bonds, Series 2022
5.000% due 11/01/2052	5,600	5,825
Commonwealth of Massachusetts General Obligation Bonds, Series 2023
5.000% due 10/01/2051	2,500	2,619
Commonwealth of Massachusetts General Obligation Bonds, Series 2024
5.000% due 12/01/2051	12,035	12,684
5.000% due 08/01/2054	6,790	7,101
Commonwealth of Massachusetts General Obligation Bonds, Series 2025
5.000% due 06/01/2051	10,675	11,279
Massachusetts Development Finance Agency Revenue Bonds, (AGM Insured), Series 2025
5.000% due 07/01/2050	15,400	16,242
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 10/01/2041	2,000	2,001
5.000% due 10/01/2048	5,380	5,233
Massachusetts Development Finance Agency Revenue Bonds, Series 2018
5.000% due 07/01/2048	10,500	10,588
Massachusetts Development Finance Agency Revenue Bonds, Series 2024
5.000% due 07/01/2054	1,200	1,186
5.000% due 07/01/2060	1,100	1,071
Massachusetts Development Finance Agency Revenue Bonds, Series 2025
5.250% due 07/01/2045	2,000	2,114
5.250% due 07/01/2050	2,000	2,060
5.250% due 07/01/2055	8,500	8,551

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2000
2.600% due 07/01/2035	7,500	7,500
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2001
2.650% due 07/01/2031	8,200	8,200
University of Massachusetts Building Authority Revenue Bonds, Series 2026
5.000% due 11/01/2039	5,000	5,725
5.000% due 11/01/2040	7,000	7,969

		130,836

MICHIGAN 1.8%
Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	42,330	34,641
Detroit, Michigan General Obligation Bonds, Series 2021
5.000% due 04/01/2050	1,600	1,625
Detroit, Michigan General Obligation Bonds, Series 2023
6.000% due 05/01/2039	1,300	1,475
Detroit, Michigan General Obligation Notes, Series 2023
6.844% due 05/01/2028	195	200
Kalamazoo Economic Development Corp., Michigan Revenue Bonds, Series 2026
6.250% due 08/15/2061	2,240	2,318
Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 02/15/2047	17,410	16,119
4.000% due 02/15/2050	4,540	4,087
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2045 (e)	15,000	4,093
0.000% due 06/01/2065 (e)	54,450	5,817
4.800% due 09/01/2040	235	189
5.000% due 06/01/2040	3,750	3,891
5.000% due 09/01/2050	380	279
Michigan Finance Authority Revenue Bonds, Series 2021
5.000% due 05/01/2046	1,435	1,158
Michigan Finance Authority Revenue Bonds, Series 2024
4.125% due 02/29/2044	700	682
4.375% due 02/28/2054	4,335	4,105
5.250% due 02/28/2043	1,375	1,469
Michigan Finance Authority Revenue Notes, Series 2020
4.300% due 09/01/2030	100	92
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
5.000% due 11/15/2047	1,000	1,042
Michigan Strategic Fund Revenue Bonds, Series 2018
5.000% due 12/31/2043	5,000	5,055
Michigan Strategic Fund Revenue Bonds, Series 2026
5.500% due 10/01/2053	2,300	2,348
Michigan Strategic Fund Revenue Notes, Series 2026
4.250% due 10/01/2036	1,550	1,572
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2046 (e)	78,000	11,378
0.000% due 06/01/2058 (e)	145,250	2,466
Northern Michigan University Revenue Bonds, Series 2025
5.250% due 06/01/2047	2,000	2,159
5.500% due 06/01/2055	4,250	4,575
Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2033	1,380	1,530

		114,365

MINNESOTA 0.2%
Duluth Economic Development Authority, Minnesota Revenue Bonds, Series 2018
5.000% due 02/15/2048	5,000	5,037
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Bonds, Series 2026
6.375% due 06/15/2061	1,200	1,215
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016
5.000% due 01/01/2041	750	754
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022
5.000% due 01/01/2034	1,645	1,781
5.000% due 01/01/2037	2,100	2,247
Shakopee, Minnesota Senior Housing Revenue Bonds, Series 2025
5.750% due 11/01/2055	1,200	1,227
5.875% due 11/01/2065	1,750	1,797

		14,058

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, Series 2021
4.000% due 10/01/2034	500	471
4.000% due 10/01/2035	300	280

		751

MISSOURI 0.2%
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	230	230
5.550% due 10/01/2036	45	45
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 02/15/2044	2,200	2,081

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

4.000% due 02/15/2049	1,000	891
Lees Summit Industrial Development Authority, Missouri Revenue Bonds, Series 2016
5.000% due 08/15/2051	1,450	1,403
Lees Summit Industrial Development Authority, Missouri Revenue Bonds, Series 2026
5.625% due 08/15/2061	950	972
Missouri Development Finance Board Revenue Bonds, Series 2022
5.750% due 05/01/2052	7,000	7,466
St. Louis Land Clearance for Redevelopment Authority, Missouri Revenue Bonds, Series 2017
5.125% due 06/01/2046	2,075	2,076

		15,164

MONTANA 0.0%
Hardin, Montana Tax Allocation Bonds, Series 2006
6.250% due 09/01/2031 ^	830	100

MULTI-STATE 1.5%
FHLMC Multifamily VRD Certificates, New York Revenue Bonds, Series 2025
4.604% due 06/25/2042	7,376	7,475
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2022
3.125% due 09/25/2036	937	868
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	26,423	26,463
4.140% due 01/25/2040	21,319	20,876
4.555% due 08/25/2040	27,662	28,607
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.614% due 08/25/2041 ~(h)	10,203	10,605

		94,894

NEBRASKA 0.2%
Douglas County, Nebraska Hospital Authority No 2, Revenue Bonds, Series 2020
4.000% due 11/15/2050	1,000	909
Omaha Public Power District, Nebraska Revenue Bonds, Series 2021
4.000% due 02/01/2051	8,000	7,541
Omaha Public Power District, Nebraska Revenue Bonds, Series 2024
5.000% due 02/01/2043	3,500	3,804

		12,254

NEVADA 0.2%
Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035	2,715	2,715
Las Vegas, Nevada Special Improvement District No 614 Special Assessment Bonds, Series 2026
5.000% due 06/01/2041 (b)	200	201
5.500% due 06/01/2055 (b)	770	759
Nevada Department of Business & Industry State Revenue Bonds, Series 2017
5.125% due 12/15/2037 ^(c)	1,754	0
Nevada Department of Business & Industry State Revenue Bonds, Series 2018
6.950% due 02/15/2038 ^(c)	3,695	0
Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (e)	39,000	5,878

		9,553

NEW HAMPSHIRE 1.1%
New Hampshire Business Finance Authority Revenue Bonds, Series 2021
4.000% due 01/01/2051	2,250	1,911
New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.777% due 08/20/2034	13,278	12,840
3.875% due 01/20/2038	7,826	7,599
3.967% due 06/20/2034	9,839	9,642
New Hampshire Business Finance Authority Revenue Bonds, Series 2024
0.597% due 08/20/2039 (a)	23,781	884
New Hampshire Business Finance Authority Revenue Bonds, Series 2025
4.166% due 01/20/2041 ~	11,365	11,164
4.220% due 11/20/2042	23,887	23,442
5.625% due 06/01/2039	3,851	3,862

		71,344

NEW JERSEY 1.1%
Atlantic City, New Jersey General Obligation Bonds, Series 2015
6.375% due 03/01/2030	740	742
New Jersey Economic Development Authority Revenue Bonds, Series 2022
5.000% due 11/01/2052	20,000	20,612
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	5,000	5,038
6.500% due 04/01/2028	1,736	1,779
New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2024
5.250% due 12/20/2065	2,244	2,439
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2039	2,000	2,005
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2022
5.500% due 06/15/2050	3,500	4,083

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	32,350	32,308

		69,006

NEW YORK 8.8%
Build NYC Resource Corp. New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	8,740	7,541
Build NYC Resource Corp. New York Revenue Bonds, Series 2022
5.750% due 06/01/2052	1,250	1,246
5.750% due 06/01/2062	3,250	3,189
Build NYC Resource Corp. New York Revenue Bonds, Series 2025
5.500% due 06/15/2050	1,000	1,008
5.500% due 06/15/2055	1,500	1,499
Huntington Local Development Corp. New York Revenue Notes, Series 2021
4.000% due 07/01/2027	885	877
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023
4.720% due 01/01/2044	4,700	4,814
New York City, New York Housing Development Corp. Revenue Bonds, (HUD Insured), Series 2024
4.650% due 11/01/2049	3,000	2,997
New York City, New York Housing Development Corp. Revenue Bonds, Series 2017
3.750% due 11/01/2052	4,000	3,514
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2020
4.000% due 11/01/2040	5,000	4,961
4.000% due 11/01/2043	4,000	3,933
4.000% due 05/01/2047	6,030	5,713
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2021
4.000% due 08/01/2039	4,000	4,012
4.000% due 02/01/2049	4,000	3,715
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2025
3.050% due 11/01/2054	5,800	5,800
5.000% due 05/01/2051	21,050	22,055
5.000% due 11/01/2053	10,700	11,110
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2026
5.000% due 11/01/2047	1,000	1,069
5.000% due 02/01/2050	16,000	16,881
5.000% due 02/01/2053	17,500	18,327
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023
5.250% due 05/01/2050	11,000	11,689
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 05/01/2048	4,460	4,694
5.000% due 05/01/2050	3,000	3,147
5.250% due 02/01/2053	2,000	2,111
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2042	12,000	13,218
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (e)	43,000	9,109
0.000% due 06/01/2055 (e)	133,600	11,689
0.000% due 06/01/2060 (e)	210,000	9,369
New York Energy Finance Development Corp. Revenue Bonds, Series 2025
5.000% due 07/01/2056	17,975	18,585
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	19,260	19,279
5.150% due 11/15/2034	2,600	2,603
5.375% due 11/15/2040	6,500	6,505
New York Power Authority Revenue Bonds, (AGM Insured), Series 2022
4.000% due 11/15/2047	7,300	6,993
New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2053	5,000	5,272
5.125% due 11/15/2063	10,000	10,558
New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2060	8,760	7,942
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 07/01/2050	10,175	9,221
New York State Dormitory Authority Revenue Bonds, Series 2021
4.000% due 03/15/2040	8,730	8,800
New York State Dormitory Authority Revenue Bonds, Series 2024
4.000% due 05/01/2039	3,500	3,482
4.000% due 03/15/2054	14,250	13,098
5.000% due 03/15/2052	5,615	5,854
5.000% due 03/15/2053	13,355	13,920
New York State Dormitory Authority Revenue Bonds, Series 2025
5.000% due 03/15/2051	12,590	13,221
New York State Dormitory Authority Revenue Bonds, Series 2026
5.000% due 03/15/2048	11,465	12,210
5.000% due 03/15/2053	14,000	14,713
New York State Thruway Authority Revenue Bonds, Series 2021
4.000% due 03/15/2047	2,665	2,495
New York State Thruway Authority Revenue Bonds, Series 2025
5.000% due 03/15/2049	3,000	3,177
5.000% due 03/15/2051	5,715	6,029
New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2053	14,500	15,041
New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024
5.250% due 12/31/2054	33,100	34,290

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2025
5.500% due 06/30/2059	14,800	15,456
New York Transportation Development Corp. Revenue Bonds, (BAM Insured), Series 2024
5.500% due 06/30/2060	6,800	7,070
New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2033	6,750	6,899
5.000% due 01/01/2036	1,500	1,527
New York Transportation Development Corp. Revenue Bonds, Series 2020
4.375% due 10/01/2045	8,290	8,021
5.000% due 10/01/2035	6,715	7,022
5.000% due 10/01/2040	3,560	3,667
New York Transportation Development Corp. Revenue Bonds, Series 2023
5.625% due 04/01/2040	8,750	9,353
6.000% due 04/01/2035	17,550	19,608
New York Transportation Development Corp. Revenue Bonds, Series 2024
5.250% due 06/30/2043	3,560	3,744
5.250% due 06/30/2044	4,000	4,182
5.500% due 06/30/2060	2,500	2,553
New York Transportation Development Corp. Revenue Notes, Series 2018
5.000% due 01/01/2028	1,000	1,031
New York Transportation Development Corp. Revenue Notes, Series 2020
4.000% due 10/01/2030	2,000	2,045
Onondaga Civic Development Corp. New York Revenue Bonds, Series 2024
5.125% due 08/01/2044	1,000	962
5.375% due 08/01/2054	340	330
Port Authority of New York & New Jersey Revenue Bonds, Series 1994
6.125% due 06/01/2094	4,000	4,007
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021
5.375% due 11/01/2054	4,000	3,320
Suffolk Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (e)	67,080	5,840
Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007
5.693% due 01/01/2028	5,585	5,573
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2025
5.000% due 12/01/2043	1,250	1,381
5.000% due 12/01/2044	2,000	2,186
TSASC, Inc., New York Revenue Bonds, Series 2016
5.000% due 06/01/2045	4,500	4,350
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	976
5.250% due 09/15/2053	2,500	2,367
Westchester County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2025
6.500% due 11/01/2055 (h)	4,000	4,502
Westchester County, New York Local Development Corp. Revenue Bonds, Series 2025
7.500% due 11/01/2055 (h)	11,000	12,304

		562,851

NORTH CAROLINA 0.7%
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 01/01/2055	5,490	6,068
North Carolina Medical Care Commission Revenue Bonds, Series 2004
2.700% due 11/01/2034	22,905	22,905
North Carolina Medical Care Commission Revenue Bonds, Series 2021
4.000% due 03/01/2051	1,500	1,308
North Carolina Medical Care Commission Revenue Bonds, Series 2025
2.850% due 06/01/2055	16,900	16,900
North Carolina Medical Care Commission Revenue Notes, Series 2021
4.000% due 03/01/2030	285	291
4.000% due 03/01/2031	290	297

		47,769

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(c)	7,940	0

OHIO 4.3%
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2017
5.000% due 08/01/2042	3,085	3,146
Blanchard Valley Port Authority, Ohio Revenue Bonds, Series 2026
6.250% due 01/01/2046	2,400	2,459
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (e)	449,815	30,558
4.000% due 06/01/2048	6,645	5,856
5.000% due 06/01/2055	139,150	109,157
Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025
5.000% due 01/01/2037	6,500	7,114
Columbus-Franklin County, Ohio Finance Authority Revenue Bonds, Series 2025
6.050% due 01/01/2046	2,900	3,003
Columbus-Franklin County, Ohio Finance Authority Revenue Bonds, Series 2026
6.300% due 01/01/2046	4,900	4,990
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2024
4.000% due 12/01/2044	6,355	6,082

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Cuyahoga County, Ohio Revenue Bonds, Series 2017
5.000% due 02/15/2057	5,000	4,741
5.500% due 02/15/2057	1,000	1,001
Dayton-Montgomery County, Ohio Port Authority Revenue Bonds, Series 2025
6.625% due 01/01/2045	4,300	4,626
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019
5.000% due 12/01/2035	1,200	1,231
Geisinger Authority, Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2047	2,080	1,889
Montgomery County, Ohio Revenue Bonds, Series 2018
6.000% due 04/01/2038 ^(c)	2,369	30
6.250% due 04/01/2049 ^(c)	5,176	65
Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	33,960	31,841
Ohio Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 01/01/2045	4,230	4,379
Ohio Housing Finance Agency Revenue Bonds, Series 2025
6.100% due 01/01/2046	2,500	2,598
6.250% due 01/01/2045	7,775	8,246
6.300% due 01/01/2045	6,655	6,962
6.375% due 01/01/2045	2,115	2,256
6.500% due 01/01/2045	3,465	3,673
Ohio Housing Finance Agency Revenue Bonds, Series 2026
6.125% due 01/01/2046	4,250	4,372
6.250% due 01/01/2046	2,000	2,066
Ohio State Hospital Revenue Bonds, Series 2020
4.000% due 11/15/2038	1,280	1,245
Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, Series 2025
6.500% due 01/01/2045	4,400	4,675
Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, Series 2026
5.750% due 03/01/2059	4,560	4,575
University of Cincinnati, Ohio Revenue Bonds, Series 2025
5.250% due 06/01/2043	3,250	3,600
5.250% due 06/01/2044	3,350	3,685
5.250% due 06/01/2045	2,850	3,109

		273,230

OKLAHOMA 0.2%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2052	5,000	5,030
Oklahoma Turnpike Authority Revenue Bonds, Series 2023
4.500% due 01/01/2053	5,750	5,781
5.500% due 01/01/2053	2,750	2,937
Payne County, Oklahoma Economic Development Authority Revenue Bonds, Series 2016
6.625% due 11/01/2036 ^(c)	526	3
6.875% due 11/01/2046 ^(c)	1,081	7
7.000% due 11/01/2051 ^(c)	2,163	15

		13,773

OREGON 0.1%
Salem Hospital Facility Authority, Oregon Revenue Bonds, Series 2022
4.000% due 05/15/2047	875	772
4.000% due 05/15/2057	1,000	816
University of Oregon Revenue Bonds, Series 2020
5.000% due 04/01/2050	5,705	5,893

		7,481

PENNSYLVANIA 3.8%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2025
6.000% due 05/01/2042	1,800	1,999
Beaver County, Pennsylvania Economic Development Authority Revenue Bonds, Series 2006
4.750% due 01/01/2035	7,000	7,349
Berks County, Pennsylvania Municipal Authority Revenue Notes, Series 2024
6.000% due 06/30/2034	1,850	1,963
8.000% due 06/30/2034	3,693	3,767
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017
7.750% due 12/01/2037	6,195	6,545
Bucks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	6,000	5,249
5.000% due 07/01/2054	9,700	9,733
Chester County Health & Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 10/01/2052	2,500	2,504
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2039	6,685	6,611
Doylestown Hospital Authority, Pennsylvania Revenue Bonds, Series 2024
5.375% due 07/01/2039	2,575	2,820
Franklin County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 12/01/2053	1,650	1,485
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020
4.000% due 04/01/2050	14,750	13,074
General Authority of Southcentral Pennsylvania Revenue Bonds, Series 2018
6.500% due 07/15/2048	4,200	4,269

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Lancaster Municipal Authority, Pennsylvania Revenue Bonds, Series 2024
5.000% due 05/01/2044	1,000	1,035
5.000% due 05/01/2049	750	756
Mercer County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2020
6.125% due 10/01/2050	4,855	3,443
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2024
5.000% due 11/01/2044	4,300	4,315
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018
4.000% due 09/01/2049	200	179
Moon Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2015
6.000% due 07/01/2045	21,300	21,304
6.125% due 07/01/2050	4,500	4,500
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
5.250% due 12/01/2037	5,000	5,006
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2019
3.000% due 04/01/2039	3,000	2,659
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.250% due 06/30/2053	7,635	7,778
6.000% due 06/30/2061	6,000	6,393
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2023
2.900% due 05/15/2053	37,100	37,100
5.250% due 07/01/2046	2,200	2,273
5.250% due 07/01/2049	2,000	2,041
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025
5.450% due 01/01/2051	9,450	10,317
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/15/2049	12,200	12,455
Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 10/01/2054	5,800	6,256
6.250% due 10/01/2054	3,210	3,477
Pennsylvania Turnpike Commission Revenue Bonds, Series 2019
5.000% due 12/01/2044	6,000	6,223
Pennsylvania Turnpike Commission Revenue Bonds, Series 2022
5.250% due 12/01/2052	3,000	3,158
Pennsylvania Turnpike Commission Revenue Bonds, Series 2024
5.000% due 12/01/2049	5,400	5,682
Pennsylvania Turnpike Commission Revenue Bonds, Series 2025
5.250% due 12/01/2050	9,330	10,046
Pennsylvania Turnpike Commission Revenue Bonds, Series 2026
5.000% due 12/01/2051	6,150	6,479
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	3,500	3,536
Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022
5.250% due 06/01/2043	5,000	5,417
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2018
5.000% due 07/01/2035	750	754

		239,950

PUERTO RICO 6.5%
Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2005
0.000% due 05/15/2050 (e)	35,200	7,227
Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (e)	194,500	7,914
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	40,493	29,155
0.000% due 11/01/2051	34,000	11,517
1.000% due 11/01/2051	73,494	53,926
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
4.000% due 07/01/2041	1,500	1,462
4.000% due 07/01/2046	13,434	12,323
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018
7.500% due 08/20/2040	38,853	38,129
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
3.162% (0.67*US0003M + 0.520%) due 07/01/2029 ~	6,715	6,620
Puerto Rico Electric Power Authority Revenue Bonds, (BABs), Series 2010
5.950% due 07/01/2030 ^(c)	2,500	1,916
6.250% due 07/01/2040 ^(c)	400	306
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
5.250% due 07/01/2026 ^(c)	670	513
5.250% due 07/01/2027 ^(c)	390	299
5.750% due 07/01/2036 ^(c)	23,620	18,099
Puerto Rico Electric Power Authority Revenue Bonds, Series 2013
7.000% due 07/01/2033 ^(c)	4,900	3,767
7.000% due 07/01/2040 ^(c)	20	15
7.000% due 07/01/2043 ^(c)	2,600	1,999
Puerto Rico Electric Power Authority,Revenue Bonds, Series 2010
10.000% due 07/01/2027 ^(c)	3,293	2,552
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (e)	132,215	49,425
0.000% due 07/01/2051 (e)	254,313	69,131
4.750% due 07/01/2053	25,325	25,059
5.000% due 07/01/2058	45,177	45,181
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	6,630	6,633

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

4.550% due 07/01/2040	21,414	21,486

		414,654

RHODE ISLAND 0.5%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024
5.000% due 05/15/2038	1,000	1,081
5.000% due 05/15/2042	1,000	1,061
5.250% due 05/15/2049	3,650	3,834
Rhode Island Health and Educational Building Corp. Revenue Bonds, (AGM Insured),Series 2025
5.000% due 07/01/2037	375	404
5.000% due 07/01/2038	350	375
5.000% due 07/01/2045	1,500	1,550
5.625% due 07/01/2065	600	617
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2007
0.000% due 06/01/2052 (e)	12,580	1,755
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	4,500	4,502
5.000% due 06/01/2050	14,280	14,280

		29,459

SOUTH CAROLINA 0.8%
County of Lancaster, South Carolina Special Assessment Revenue Bonds, Series 2025
6.200% due 06/01/2055	1,500	1,564
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	7,700	8,288
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2025
5.250% due 11/01/2043	4,500	4,972
5.625% due 10/01/2060	1,750	1,768
South Carolina Public Service Authority Revenue Bonds, Series 2024
5.000% due 12/01/2049	3,500	3,646
5.250% due 12/01/2049	4,500	4,779
5.500% due 12/01/2054	12,525	13,393
South Carolina Public Service Authority Revenue Bonds, Series 2025
5.000% due 12/01/2046	6,750	7,183
Spartanburg Regional Health Services District, South Carolina Revenue Bonds, Series 2017
5.000% due 04/15/2048	6,800	6,869

		52,462

TENNESSEE 1.0%
Bristol Industrial Development Board, Tennessee Tax Allocation Bonds, Series 2016
5.625% due 06/01/2035	2,000	1,774
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017
5.625% due 01/01/2046	850	580
Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2048	2,440	2,570
5.000% due 07/01/2056	6,630	6,871
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, (HUD Insured), Series 2023
4.875% due 10/01/2038	10,235	10,598
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020
4.000% due 11/01/2055	4,000	3,267
Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2022
5.250% due 07/01/2047	6,250	6,510
Tennergy Corp. Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	9,805	10,454
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	17,750	18,771

		61,395

TEXAS 11.5%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045 ^(c)	7,060	353
12.000% due 12/01/2045 ^(c)	9,525	476
Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2024
4.250% due 06/15/2059	850	775
Arlington Higher Education Finance Corp. Texas Revenue Bonds, Series 2016
5.000% due 12/01/2051	2,710	2,686
Arlington Higher Education Finance Corp. Texas Revenue Bonds, Series 2025
5.750% due 06/15/2055	3,500	3,570
Arlington Higher Education Finance Corp. Texas Revenue Bonds,Series 2025
5.875% due 06/15/2065	11,500	11,723
Austin Affordable PFC Inc., Texas Revenue Notes, Series 2024
4.450% due 03/01/2043	2,575	2,612
Austin, Texas Airport System Revenue Bonds, Series 2026
5.000% due 11/15/2036	2,750	3,076
5.000% due 11/15/2038	4,000	4,421
5.000% due 11/15/2047	12,500	13,030
Austin, Texas Airport System Revenue Notes, Series 2026
5.000% due 11/15/2033	3,910	4,347
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2022
10.000% due 06/01/2042 ^(c)	4,687	117

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023
12.000% due 06/01/2043 ^(c)	7,904	198
Celina, Texas Special Assessment Bonds, (AGC Insured), Series 2025
5.000% due 09/01/2039	750	790
5.000% due 09/01/2045	1,750	1,800
Celina, Texas Special Assessment Bonds, Series 2024
5.125% due 09/01/2044	1,800	1,857
5.375% due 09/01/2053	226	229
5.500% due 09/01/2054	1,000	1,018
Celina, Texas Special Assessment Bonds, Series 2025
5.500% due 09/01/2045	300	307
5.625% due 09/01/2055	600	604
Central Texas Turnpike System Revenue Bonds, Series 2024
5.000% due 08/15/2040	1,500	1,634
5.000% due 08/15/2041	1,500	1,630
City of Lavon, Texas, Special Assessment Revenue Bonds, Series 2025
6.000% due 09/15/2054	1,125	1,170
City of Oak Point, Texas Special Assessment Bonds, Series 2026
5.875% due 09/15/2056	1,000	1,008
Club Municipal Management District No 1, Texas Special Assessment Bonds, Series 2024
5.375% due 09/01/2055	1,047	1,051
Comal Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/01/2050	7,000	7,387
Conroe Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	13,000	12,352
Crandall, Texas Special Assessment Bonds, Series 2025
5.250% due 09/15/2045	540	549
5.500% due 09/15/2055	1,250	1,261
5.625% due 09/15/2055	1,850	1,866
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018
4.000% due 02/15/2043	2,500	2,506
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2021
4.000% due 12/01/2051	11,180	10,235
Dallas Housing Finance Corp. Texas Revenue Bonds, Series 2022
6.000% due 12/01/2062	3,425	3,295
Denton Essential Investments Public Facility Corp.
6.697% due 01/01/2043 «	7,200	6,967
6.697% due 01/01/2059 «	29,900	28,647
Denton Essential Investments Public Facility Corp., Texas Special Assessment Bonds, Series 2025
4.500% due 12/31/2035	1,000	1,033
5.000% due 12/31/2035	1,000	1,032
5.375% due 12/31/2045	1,750	1,837
5.875% due 12/31/2045	1,500	1,572
6.125% due 12/31/2055	8,000	8,349
Denton Essential Investments Public Facility Corp., Texas Special Assessment Notes, Series 2025
4.250% due 12/31/2030	700	700
4.750% due 12/31/2030	650	651
Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/15/2053	14,210	14,777
Denton, Texas Essential Investments Public Facility Corp.
7.095% due 06/01/2059 «	12,600	12,566
7.095% due 06/02/2059 «	43,300	43,456
Dickinson Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.250% due 02/15/2053	8,075	7,776
Everman Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	4,640	4,345
Fort Worth, Texas Water & Wastewater System Revenue Bonds, Series 2023
4.250% due 02/15/2053	2,000	1,923
Fort Worth, Texas Water & Wastewater System Revenue Bonds, Series 2024
4.250% due 02/15/2053	6,940	6,673
Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2020
4.000% due 10/01/2049	14,235	13,031
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021
4.000% due 10/01/2042	5,000	4,868
Harris County, Texas General Obligation Bonds, Series 2024
4.000% due 09/15/2049	5,000	4,730
Harris County, Texas Toll Road Revenue Bonds, Series 2024
4.000% due 08/15/2049	6,500	6,022
Houston, Texas Airport System Revenue Bonds, Series 2024
5.500% due 07/15/2035	14,500	15,841
5.500% due 07/15/2036	17,850	19,381
5.500% due 07/15/2037	19,500	21,112
5.500% due 07/15/2039	4,000	4,276
Houston, Texas Airport System Revenue Notes, Series 2024
5.250% due 07/15/2034	8,700	9,383
Humble Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
4.000% due 02/15/2052	5,010	4,647
La Vega Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.125% due 02/15/2054	6,000	5,609
Lamar Consolidated Independent School District, Texas General Obligation Bonds, Series 2023
4.000% due 02/15/2048	9,000	8,506
Laredo, Texas Waterworks & Sewer Revenue Bonds, Series 2019
4.000% due 03/01/2044	3,480	3,446
Leander Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 08/15/2055	4,575	4,764

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Little Elm Independent School District, Texas General Obligation Bonds, Series 2023
4.250% due 08/15/2053	1,800	1,703
Lower Colorado River Authority, Texas Revenue Bonds, Series 2023
5.250% due 05/15/2048	3,000	3,170
Medina County, Texas Special Assessment Bonds, Series 2026
5.750% due 09/01/2056	1,000	1,011
Melissa Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/01/2049	5,000	4,684
Mesquite, Texas Special Assessment Bonds, Series 2025
5.500% due 09/01/2045	1,050	1,077
5.750% due 09/01/2055	1,300	1,317
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2016
4.000% due 07/01/2031 ^(c)	1,280	998
4.000% due 07/01/2036 ^	3,000	2,917
4.250% due 07/01/2031	670	652
4.250% due 07/01/2036 ^(c)	2,135	1,665
4.750% due 07/01/2051 ^	8,635	6,476
5.000% due 07/01/2031 ^(c)	905	880
5.000% due 07/01/2046 ^	29,005	25,334
5.000% due 07/01/2051 ^	14,310	13,916
5.250% due 07/01/2036 ^(c)	2,150	1,403
5.500% due 07/01/2046 ^(c)	4,010	2,617
5.750% due 07/01/2051 ^(c)	2,420	1,579
7.000% due 07/01/2051 ^(c)	1,450	348
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2017
5.000% due 01/01/2042	500	501
5.000% due 01/01/2047	925	926
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2019
5.000% due 12/01/2054	250	239
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2025
5.000% due 11/01/2055	1,210	1,213
5.000% due 11/01/2060	2,800	2,798
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Notes, Series 2016
4.000% due 07/01/2026	25	22
6.000% due 07/01/2026 ^(c)	80	19
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016
5.000% due 07/01/2031 ^(c)	1,080	705
North Fort Bend Water Authority, Texas Revenue Bonds, Series 2019
4.000% due 12/15/2044	7,335	7,186
North Texas Municipal Water District Water System Revenue Bonds, Series 2025
5.000% due 09/01/2044	2,700	2,957
5.000% due 09/01/2045	5,000	5,416
5.000% due 09/01/2046	4,505	4,832
5.000% due 09/01/2051	10,000	10,537
Northwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	7,225	6,855
Pilot Point, Texas Special Assessment Bonds, Series 2025
6.375% due 09/15/2055	2,800	2,923
7.125% due 09/15/2055	2,142	2,234
Princeton, Texas Special Assessment Bonds, Series 2024
5.250% due 09/01/2054	750	753
Princeton, Texas Special Assessment Bonds, Series 2025
5.250% due 09/01/2045	1,205	1,234
5.625% due 09/01/2055	2,380	2,419
Princeton, Texas Special Assessment Bonds, Series 2026
5.625% due 09/01/2056 (b)	850	854
Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	100	100
Royse City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2054	2,100	2,183
Royse City, Texas Special Assessment Bonds, Series 2026
5.625% due 09/15/2056 (b)	601	604
San Antonio Water System, Texas Revenue Bonds, Series 2015
4.000% due 05/15/2045	6,845	6,683
Sherman Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2048	15,095	15,804
Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.000% due 02/01/2043	6,000	6,002
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2052	3,000	3,018
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2020
6.875% due 11/15/2055	2,400	2,328
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2026
2.700% due 11/15/2063	16,800	16,800
Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025
6.000% due 01/01/2056	9,945	11,054
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, (BAM Insured), Series 2025
5.500% due 09/01/2055	3,000	3,202
Texas Municipal Gas Acquisition & Supply Corp. V Revenue Notes, Series 2026
5.000% due 04/01/2036	50,600	53,567
Texas State University System Revenue Bonds, Series 2024
5.000% due 03/15/2044	3,000	3,248
Texas Transportation Commission General Obligation Bonds, Series 2026
5.000% due 04/01/2043	6,500	7,254
5.000% due 04/01/2045	8,000	8,820

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Texas Transportation Commission Revenue Bonds, Series 2019
0.000% due 08/01/2047 (e)	5,575	1,988
0.000% due 08/01/2051 (e)	3,450	978
Texas Transportation Finance Corp. Revenue Bonds, Series 2025
5.000% due 10/01/2050	26,630	28,081
Texas Water Development Board Revenue Bonds, Series 2017
4.000% due 10/15/2047	5,700	5,424
Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	10,800	10,953
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	6,800	7,004
Texas Water Development Board Revenue Bonds, Series 2024
4.250% due 10/15/2051	10,000	9,726
4.375% due 10/15/2054	12,250	12,003
4.375% due 10/15/2059	13,800	13,376
Texas Water Development Board Revenue Bonds, Series 2025
4.500% due 10/15/2045	5,830	6,020
Travis County, Texas Development Authority Special Assessment Bonds, Series 2026
5.750% due 09/01/2056	1,011	1,022
Waxahachie Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	6,500	6,167

		737,632

UTAH 1.7%
Downtown Daybreak Public Infrastructure District No 1, Utah Tax Allocation Bonds, Series 2026
5.000% due 03/01/2041	2,200	2,242
5.625% due 03/01/2046	1,750	1,800
Downtown Revitalization Public Infrastructure District, Utah Revenue Bonds, (AGC Insured), Series 2025
5.250% due 06/01/2045	4,700	5,191
Mida Cormont Public Infrastructure District, Utah General Obligation Bonds, Series 2025
0.000% due 06/01/2055 (f)	4,500	3,978
6.250% due 06/01/2055	1,700	1,805
Mida Mountain Village Public Infrastructure District, Utah Tax Allocation Bonds, Series 2024
5.125% due 06/15/2054	5,940	6,009
6.000% due 06/15/2054	7,500	7,782
Mida Mountain Village Public Infrastructure District, Utah Tax Allocation Bonds, Series 2025
0.000% due 06/01/2043 (f)	2,000	1,584
5.500% due 06/01/2050	850	874
5.750% due 06/01/2060	2,650	2,760
Resort Core Public Infrastructure District No 1, Utah General Obligation Bonds, Series 2026
5.625% due 03/01/2051	6,750	6,863
5.875% due 03/01/2057	7,000	7,193
Salt Lake City, Utah Airport Revenue Bonds, (AGM/CR Insured), Series 2021
4.000% due 07/01/2051	5,500	5,035
Salt Lake City, Utah Airport Revenue Bonds, Series 2018
5.000% due 07/01/2048	3,430	3,452
Salt Lake City, Utah Airport Revenue Bonds, Series 2021
5.000% due 07/01/2051	10,000	10,136
Skyfall Infrastructure Financing District, Utah Special Assessment Bonds, Series 2026
7.000% due 12/01/2055	38,000	38,138
UIPA Crossroads Public Infrastructure District, Utah Tax Allocation Bonds, Series 2021
4.375% due 06/01/2052	3,500	3,283

		108,125

VERMONT 0.0%
Vermont Economic Development Authority Revenue Bonds, Series 2022
4.375% due 06/01/2052	2,000	2,060

VIRGINIA 1.2%
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021
3.750% due 03/01/2036	3,530	3,479
Hampton Roads Transportation Accountability Commission, Virginia Revenue Bonds, Series 2022
4.000% due 07/01/2057	13,000	12,094
Henrico County, Virginia Economic Development Authority Revenue Bonds, Series 2025
5.000% due 11/01/2048	5,000	5,226
Lewistown Commerce Center Community Development Authority Revenue Bonds, Virginia Tax Allocation, Series 2014
6.050% due 03/01/2044 ^(c)	159	122
6.050% due 03/01/2044	149	137
6.050% due 03/01/2054 ^(c)	584	292
Loudoun County, Virginia Economic Development Authority Revenue Bonds, Series 2003
3.070% due 02/15/2038	17,500	17,500
Peninsula Town Center Community Development Authority, Virginia Special Assessment Bonds, Series 2018
5.000% due 09/01/2045	2,250	2,257
Virginia Beach Development Authority Revenue Bonds, Series 2023
7.000% due 09/01/2059	4,000	4,388
Virginia Housing Development Authority Revenue Bonds, Series 2023
5.150% due 10/01/2053	3,000	3,090
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
5.500% due 07/01/2044	12,625	10,568
7.500% due 07/01/2052 ^(c)	5,569	3,341
Virginia Small Business Financing Authority Revenue Bonds, Series 2024
5.000% due 12/01/2039	2,000	2,125

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Virginia Small Business Financing Authority Revenue Bonds, Series 2025
5.000% due 06/15/2044	2,500	2,678
5.000% due 06/15/2045	2,500	2,652
5.250% due 06/15/2055	4,000	4,176

		74,125

WASHINGTON 1.7%
Energy Northwest, Washington Revenue Bonds, Series 2025
5.000% due 07/01/2042	7,000	7,768
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2017
4.000% due 09/01/2047	3,135	3,005
Washington State General Obligation Bonds, Series 2026
5.000% due 06/01/2050	14,500	15,478
Washington State Housing Finance Commission Revenue Bonds, Series 2018
5.000% due 07/01/2038	1,755	1,490
5.000% due 07/01/2048	6,060	4,633
5.000% due 07/01/2053	3,945	2,856
Washington State Housing Finance Commission Revenue Bonds, Series 2023
3.375% due 04/20/2037	8,653	8,127
Washington State Housing Finance Commission Revenue Bonds, Series 2024
4.221% due 03/01/2050	14,349	14,127
Washington State Housing Finance Commission Revenue Bonds, Series 2025
3.949% due 11/20/2041	15,274	14,719
6.000% due 01/01/2046	8,915	9,360
6.000% due 07/01/2060	1,000	1,031
6.250% due 01/01/2056	8,000	8,308
7.000% due 07/01/2064	2,200	2,314
Washington State Housing Finance Commission Revenue Bonds,Series 2024
4.400% due 03/01/2043	13,685	13,804

		107,020

WEST VIRGINIA 0.8%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (e)	144,415	14,471
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
4.006% due 06/01/2040	3,000	2,423
West Virginia Economic Development Authority Revenue Bonds, Series 2025
4.625% due 04/15/2055	9,000	9,291
5.450% due 01/01/2055	11,620	12,684
West Virginia Hospital Finance Authority Revenue Bonds, Series 2023
6.000% due 09/01/2053	8,600	9,230

		48,099

WISCONSIN 2.6%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.750% due 08/01/2031	20,000	14,000
7.000% due 11/01/2046 ^(c)	3,500	1,225
7.000% due 01/01/2050	4,750	5,112
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
5.000% due 03/01/2048	5,000	4,396
6.375% due 01/01/2048 ^(c)	8,930	4,018
Public Finance Authority, Wisconsin Revenue Bonds, Series 2019
5.875% due 10/01/2054 ^(c)	5,230	2,623
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
0.000% due 01/01/2035 (e)	3,350	2,054
0.000% due 01/01/2060 (e)	43,000	4,107
5.000% due 01/01/2055	3,500	3,065
5.250% due 03/01/2055	2,500	2,356
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	9,475	8,184
4.500% due 06/01/2056	1,500	1,224
5.000% due 07/01/2037	500	511
5.000% due 07/01/2039	500	507
5.000% due 07/01/2041	500	501
6.500% due 06/01/2045	1,365	1,222
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
4.000% due 10/01/2052	5,360	4,889
5.000% due 10/01/2052	13,120	13,289
Public Finance Authority, Wisconsin Revenue Bonds, Series 2023
0.000% due 07/01/2062	1,360	1,109
Public Finance Authority, Wisconsin Revenue Bonds, Series 2024
5.000% due 12/15/2039	700	703
5.000% due 12/15/2044	400	395
Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.000% due 11/15/2042	750	794
5.250% due 06/01/2045	370	378
5.250% due 06/15/2055	1,000	1,044
5.250% due 11/15/2061	3,000	3,068
5.500% due 06/15/2045	725	763
5.500% due 06/01/2055	600	609
5.500% due 06/15/2055	750	782
5.750% due 06/15/2055	1,000	1,039
5.750% due 12/31/2065	30,600	32,077

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Public Finance Authority, Wisconsin Revenue Notes, Series 2023
0.000% due 09/01/2029 (e)	847	668
6.125% due 12/15/2029	1,964	1,986
Public Finance Authority, Wisconsin Revenue Notes, Series 2025
5.000% due 06/01/2030	750	776
5.000% due 06/01/2035	1,175	1,247
Wisconsin Health & Educational Facilities Authority Revenue Bonds, (AGM Insured), Series 2025
5.000% due 08/15/2048	10,000	10,583
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	2,080	1,917
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2047	3,500	3,175
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018
4.500% due 07/01/2043	2,350	2,246
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 08/15/2041	4,000	3,835
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2024
5.875% due 07/01/2055	8,000	8,128
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2025
6.000% due 11/15/2045	5,000	5,115
6.375% due 11/15/2060	4,100	4,169
6.625% due 07/01/2060	4,800	5,100

		164,989

Total Municipal Bonds & Notes (Cost $5,526,580)		5,537,663

U.S. GOVERNMENT AGENCIES 2.5%
Federal Home Loan Mortgage Corp.
3.600% due 12/01/2040 - 06/01/2043	14,891	13,720
3.700% due 09/01/2038	10,335	9,823
3.790% due 07/01/2040	2,902	2,737
3.800% due 12/01/2038 - 01/01/2040	15,048	14,339
3.850% due 04/01/2039	3,948	3,786
4.000% due 01/01/2039	3,500	3,404
4.100% due 05/01/2038	6,700	6,601
4.250% due 08/01/2038	4,926	4,905
4.400% due 11/01/2040	9,833	9,849
4.600% due 03/01/2041	7,649	7,797
4.900% due 02/01/2040	5,893	6,204
5.210% due 08/01/2040	15,742	17,042
5.360% due 06/01/2039	7,479	8,202
Federal Home Loan Mortgage Corp. Multifamily ML Certificates
3.084% due 04/25/2043 ~	7,987	7,159
3.260% due 01/25/2039 ~	24,503	16,277
3.541% due 01/25/2043 ~	12,177	8,114
4.301% due 05/25/2041 ~(h)	5,833	5,854
5.471% due 01/25/2042 ~	12,474	10,061
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate
4.192% due 07/15/2040 •	4,841	4,981

Total U.S. Government Agencies (Cost $156,870)		160,855

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
FIAC
7.000% due 07/01/2049 «	35,190	35,079
7.800% due 07/01/2049 «	13,300	13,300

Total Non-Agency Mortgage-Backed Securities (Cost $48,379)		48,379

	SHARES

COMMON STOCKS 0.0%
INDUSTRIALS 0.0%
AM Bidco Holdings LLC «(d)	1,060	0

Total Common Stocks (Cost $0)		0

SHORT-TERM INSTRUMENTS 0.3%
MUTUAL FUNDS 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (g)	19,370,131	19,370

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Total Short-Term Instruments (Cost $19,370)		19,370

Total Investments in Securities (Cost $6,252,596)		6,263,235

INVESTMENTS IN AFFILIATES 3.6%
SHORT-TERM INSTRUMENTS 3.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.6%
PIMCO Short-Term Floating NAV Portfolio III	23,320,271	227,163

Total Short-Term Instruments (Cost $227,034)		227,163

Total Investments in Affiliates (Cost $227,034)		227,163

Total Investments 101.5% (Cost $6,479,630)		$6,490,398
Other Assets and Liabilities, net (1.5)%		(98,460)

Net Assets 100.0%		$6,391,938

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Zero coupon security.

(f)	Security becomes interest bearing at a future date.

(g)	Coupon represents a 7-Day Yield.

(h)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AM Bidco Operations LLC	0.000%	10/21/2027	10/21/2025	$23,978	$20,673	0.32%
California Municipal Finance Authority	0.000	01/01/2045	06/24/2026	8,618	8,618	0.13
California Municipal Finance Authority	4.020	11/01/2041	01/09/2025	10,256	10,438	0.16
California Public Finance Authority Multifamily Housing	3.910	11/01/2042	01/09/2025	16,104	16,362	0.26
California Statewide Communities Development Authority	4.000	07/01/2038	01/09/2025	1,122	1,146	0.02
California Statewide Communities Development Authority	4.170	06/01/2041	01/09/2025	6,925	7,056	0.11
City of Salinas	4.020	09/01/2033	07/26/2023	6,247	6,157	0.10
Federal Home Loan Mortgage Corp. Multifamily ML Certificates	4.301	05/25/2041	03/06/2025	5,769	5,854	0.09
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024	4.614	08/25/2041	03/19/2024	10,272	10,605	0.17
Housing Authority of the City of North Charleston	4.120	12/01/2042	01/09/2025	11,156	11,331	0.18
Housing Authority of the City of Sacramento	3.990	10/01/2041	01/09/2025	17,300	17,614	0.28
Jacksonville Housing Authority	5.000	10/01/2042	01/09/2025	16,708	17,025	0.27
Westchester County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2025	6.500	11/01/2055	08/25/2025	4,000	4,502	0.07
Westchester County, New York Local Development Corp. Revenue Bonds, Series 2025	7.500	11/01/2055	08/25/2025	11,000	12,304	0.19

				$149,455	$149,685	2.35%

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$488,208	$488,208
Corporate Bonds & Notes
Banking & Finance	0	0	2,695	2,695
Industrials	0	6,065	0	6,065
Municipal Bonds & Notes
Alabama	0	320,711	0	320,711
Alaska	0	21,959	0	21,959
Arizona	0	85,457	0	85,457
Arkansas	0	78,500	0	78,500
California	0	359,243	0	359,243
Colorado	0	208,558	0	208,558
Connecticut	0	10,870	0	10,870
District of Columbia	0	40,671	0	40,671
Florida	0	368,646	0	368,646
Georgia	0	120,771	0	120,771
Guam	0	1,513	0	1,513
Hawaii	0	11,459	0	11,459
Idaho	0	23,090	0	23,090
Illinois	0	200,831	0	200,831
Indiana	0	95,749	0	95,749

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Iowa	0	28,699	0	28,699
Kansas	0	3,955	0	3,955
Kentucky	0	18,408	0	18,408
Louisiana	0	43,739	0	43,739
Maine	0	3,137	0	3,137
Maryland	0	14,298	0	14,298
Massachusetts	0	130,836	0	130,836
Michigan	0	114,365	0	114,365
Minnesota	0	14,058	0	14,058
Mississippi	0	751	0	751
Missouri	0	15,164	0	15,164
Montana	0	100	0	100
Multi-State	0	94,894	0	94,894
Nebraska	0	12,254	0	12,254
Nevada	0	9,553	0	9,553
New Hampshire	0	71,344	0	71,344
New Jersey	0	69,006	0	69,006
New York	0	562,851	0	562,851
North Carolina	0	47,769	0	47,769
Ohio	0	273,230	0	273,230
Oklahoma	0	13,773	0	13,773
Oregon	0	7,481	0	7,481
Pennsylvania	0	239,950	0	239,950
Puerto Rico	0	414,654	0	414,654
Rhode Island	0	29,459	0	29,459
South Carolina	0	52,462	0	52,462
Tennessee	0	61,395	0	61,395
Texas	0	645,996	91,636	737,632
Utah	0	108,125	0	108,125
Vermont	0	2,060	0	2,060
Virginia	0	74,125	0	74,125
Washington	0	107,020	0	107,020
West Virginia	0	48,099	0	48,099
Wisconsin	0	164,989	0	164,989
U.S. Government Agencies	0	160,855	0	160,855
Non-Agency Mortgage-Backed Securities	0	0	48,379	48,379
Short-Term Instruments
Mutual Funds	19,370	0	0	19,370

	$19,370	$5,612,947	$630,918	$6,263,235
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$227,163	$0	$0	$227,163

Total Investments	$246,533	$5,612,947	$630,918	$6,490,398

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 03/31/2026	Net Purchases	Net Sales/Settlement[s]	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$383,971	$121,279	$(14,610)	$748	$30	$(3,210)	$0	$0	$488,208	$(3,318)
Corporate Bonds & Notes
Banking & Finance	15,860	0	(17,586)	2	0	4,419	0	0	2,695	3,744
Municipal Bonds & Notes
Texas	92,802	0	0	0	0	(1,166)	0	0	91,636	(1,165)
Non-Agency Mortgage-Backed Securities	0	48,379	0	0	0	0	0	0	48,379	0
Short-Term Instruments
Commercial Paper	100	0	(100)	0	0	0	0	0	0	0

Totals	$492,733	$169,658	$(32,296)	$750	$30	$43	$0	$0	$630,918	$(739)

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2026 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

				(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average%
Investments in Securities, at Value
Loan Participations and Assignments	$96,759	Recent Transaction	Commitment	100.000	—
	23,500	Recent Transaction	Purchase Price	100.000	—
	20,673	Comparable Companies	Revenue Multiple	1.800	—
	347,276	Discounted Cash Flow	Discount Rate	4.830 – 8.030	6.856
Corporate Bonds & Notes
Banking & Finance	2,695	Discounted Cash Flow	Discount Rate	7.470	—
Municipal Bonds & Notes
Texas	91,636	Discounted Cash Flow	Discount Rate	6.740 – 8.560	7.258
Non-Agency Mortgage-Backed Securities	48,379	Recent Transaction	Purchase Price	99.684 – 100.000	99.771

Total	$630,918

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust